Derivative Liability (Details Textual)	0 Months Ended			1 Months Ended		0 Months Ended	6 Months Ended				12 Months Ended
	May 10, 2012 Unit	Oct. 07, 2011 Unit	Oct. 03, 2011 Unit	Feb. 27, 2012 Unit	Jan. 23, 2012 Unit	Nov. 11, 2011 Unit	Dec. 31, 2014 USD ($)	Jun. 30, 2014 USD ($) Unit	Jun. 30, 2014 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Derivative liability [Abstract]
Number of units issued for services in settlement of accounts payable	50,000	100,000	500,000	560,000	4,150,000	50,000		5,410,000	5,410,000
Cash proceeds for units issued for services in settlement of accounts payable								$ 2,671,923	2,705,000
Proceeds of units issued held in escrow								3,000,000	3,000,000
Common stock shares issued on exercise of warrants								20,000	20,000		221,000
Number of warrants of exercised								20,000	20,000	221,000	221,000
Reclassification to equity upon exercise of warrants							$ (391,422)	$ (1,128,148)		$ (1,128,148)	$ (241,715)